Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
12.	Earnings (Loss) Per Share

The calculations of basic earnings (loss) per share and diluted earnings (loss) per share are computed as follows:

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2013
Basic earnings per share from continuing operations	$5,259	45,222,532	$0.12
Basic loss per share from discontinued operations	$(4,962)	45,222,532	$(0.11)

Basic earnings per share	$297	45,222,532	$0.01

Effect of dilutive securities — Stock options		470,318

Diluted earnings per share from continuing operations	$5,259	45,692,850	$0.12
Diluted loss per share from discontinued operations	$(4,962)	45,692,850	$(0.11)

Diluted earnings per share	$297	45,692,850	$0.01

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2014
Basic loss per share from continuing operations	$(5,416)	44,409,526	$(0.12)
Basic loss per share from discontinued operations	$(20,172)	44,409,526	$(0.46)

Basic loss per share	$(25,588)	44,409,526	$(0.58)

Effect of dilutive securities — Stock options		—

Diluted loss per share from continuing operations	$(5,416)	44,409,526	$(0.12)
Diluted loss per share from discontinued operations	$(20,172)	44,409,526	$(0.46)

Diluted loss per share	$(25,588)	44,409,526	$(0.58)

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2015
Basic loss per share from continuing operations	$(12,528)	40,548,784	$(0.31)
Basic loss per share from discontinued operations	$(630)	40,548,784	$(0.01)

Basic loss per share	$(13,158)	40,548,784	$(0.32)

Effect of dilutive securities — Stock options		—

Diluted loss per share from continuing operations	$(12,528)	40,548,784	$(0.31)
Diluted loss per share from discontinued operations	$(630)	40,548,784	$(0.01)

Diluted loss per share	$(13,158)	40,548,784	$(0.32)